Business Combinations (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended	7 Months Ended	12 Months Ended	14 Months Ended				12 Months Ended	14 Months Ended					1 Months Ended	7 Months Ended	12 Months Ended					12 Months Ended		14 Months Ended			12 Months Ended					14 Months Ended		12 Months Ended			14 Months Ended			14 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		14 Months Ended				7 Months Ended					14 Months Ended			7 Months Ended		7 Months Ended		14 Months Ended		7 Months Ended		7 Months Ended		7 Months Ended		14 Months Ended			7 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 Tempus Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Dec. 31, 2011 Tempus Acquisition [Member]	Aug. 31, 2012 Tempus Acquisition [Member]	Jun. 30, 2012 Tempus Acquisition [Member]	May 21, 2012 Tempus Acquisition [Member]	Jul. 02, 2011 Tempus Acquisition [Member]	Aug. 31, 2011 ILX Acquisition [Member]	Aug. 31, 2012 ILX Acquisition [Member]	Dec. 31, 2012 ILX Acquisition [Member]	Jun. 30, 2012 ILX Acquisition [Member]	Jul. 02, 2011 ILX Acquisition [Member]	Aug. 31, 2010 ILX Acquisition [Member]	Jun. 30, 2012 PMR Acquisition [Member]	Dec. 31, 2012 PMR Acquisition [Member]	Dec. 31, 2012 PMR Acquisition [Member]	Dec. 31, 2011 PMR Acquisition [Member]	Dec. 31, 2010 PMR Acquisition [Member]	May 21, 2012 PMR Acquisition [Member]	Aug. 31, 2010 PMR Acquisition [Member]	Aug. 31, 2011 Other Assets [Member] ILX Acquisition [Member]	Dec. 31, 2012 Other Assets [Member] ILX Acquisition [Member]	Aug. 31, 2012 cash in escrow and restricted cash [Domain] Tempus Acquisition [Member]	Jun. 30, 2012 cash in escrow and restricted cash [Domain] Tempus Acquisition [Member]	Jul. 02, 2011 cash in escrow and restricted cash [Domain] Tempus Acquisition [Member]	Aug. 31, 2011 cash in escrow and restricted cash [Domain] ILX Acquisition [Member]	Dec. 31, 2012 cash in escrow and restricted cash [Domain] ILX Acquisition [Member]	Aug. 31, 2010 cash in escrow and restricted cash [Domain] ILX Acquisition [Member]	Jul. 02, 2011 Other Assets [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Other Assets [Member] ILX Acquisition [Member]	Aug. 31, 2012 Customer Contracts [Member] Tempus Acquisition [Member]	Jun. 30, 2012 Customer Contracts [Member] Tempus Acquisition [Member]	Aug. 31, 2011 Customer Contracts [Member] ILX Acquisition [Member]	Aug. 31, 2011 Mortgages [Member] ILX Acquisition [Member]	Dec. 31, 2012 Mortgages [Member] ILX Acquisition [Member]	Aug. 31, 2012 amenity fee agreement [Member] Tempus Acquisition [Member]	Jun. 30, 2012 amenity fee agreement [Member] Tempus Acquisition [Member]	Jul. 02, 2011 amenity fee agreement [Member] Tempus Acquisition [Member]	Aug. 31, 2012 member relations [Member] Tempus Acquisition [Member]	Jun. 30, 2012 member relations [Member] Tempus Acquisition [Member]	Jul. 02, 2011 member relations [Member] Tempus Acquisition [Member]	Aug. 31, 2011 member relations [Member] ILX Acquisition [Member]	Dec. 31, 2012 member relations [Member] ILX Acquisition [Member]	Aug. 31, 2011 Trade Names [Member] ILX Acquisition [Member]	Dec. 31, 2012 Trade Names [Member] ILX Acquisition [Member]	Aug. 31, 2011 domain [Member] ILX Acquisition [Member]	Dec. 31, 2012 domain [Member] ILX Acquisition [Member]	Aug. 31, 2012 Other Assets [Member] Tempus Acquisition [Member]	Jun. 30, 2012 Other Assets [Member] Tempus Acquisition [Member]	Jul. 02, 2011 Other Assets [Member] Tempus Acquisition [Member]	Aug. 31, 2010 Other Assets [Member] ILX Acquisition [Member]	Dec. 31, 2012 Other Assets [Member] PMR Acquisition [Member]	Oct. 05, 2012 Other Assets [Member] PMR Acquisition [Member]	May 21, 2012 Other Assets [Member] PMR Acquisition [Member]	May 21, 2012 Other Assets [Member] Nonperforming Financing Receivable [Member] PMR Acquisition [Member]	Jul. 02, 2011 Other Assets [Member] Accounts Receivable [Member] Tempus Acquisition [Member]	Aug. 31, 2012 Due from related parties [Domain] Tempus Acquisition [Member]	Jun. 30, 2012 Due from related parties [Domain] Tempus Acquisition [Member]	Jul. 02, 2011 Due from related parties [Domain] Tempus Acquisition [Member]	Dec. 31, 2012 Due from related parties [Domain] PMR Acquisition [Member]	May 21, 2012 Due from related parties [Domain] PMR Acquisition [Member]	Dec. 31, 2012 Other Contract [Member] PMR Acquisition [Member]	May 21, 2012 Other Contract [Member] PMR Acquisition [Member]	Aug. 31, 2012 Inventories [Member] Tempus Acquisition [Member]	Jul. 02, 2011 Inventories [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Inventories [Member] PMR Acquisition [Member]	May 21, 2012 Inventories [Member] PMR Acquisition [Member]	Dec. 31, 2012 Other Assets [Member] PMR Acquisition [Member]	May 21, 2012 Other Assets [Member] PMR Acquisition [Member]	Dec. 31, 2012 Customer Lists [Member] PMR Acquisition [Member]	May 21, 2012 Customer Lists [Member] PMR Acquisition [Member]	Aug. 31, 2012 Mortgages [Member] Tempus Acquisition [Member]	Jun. 30, 2012 Mortgages [Member] Tempus Acquisition [Member]	Jul. 02, 2011 Mortgages [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Mortgages [Member] PMR Acquisition [Member]	May 21, 2012 Mortgages [Member] PMR Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] Other Assets [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] Other Assets [Member] ILX Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] amenity fee agreement [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] member relations [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] member relations [Member] ILX Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] Trade Names [Member] ILX Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] domain [Member] ILX Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] Other Contract [Member] PMR Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] Other Assets [Member] PMR Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] Customer Lists [Member] PMR Acquisition [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life																																																																																		15 years	5 years	17 years 6 months	3 years	10 years	5 years	5 years	10 years	15 years	3 years
Businesscombinationgainonbargainpurchase-adjustments																				$ (2,200)																																	$ (19,985)
Business Acquisition, Cost of Acquired Entity, Cash Paid										104,915		104,915	30,722					30,722		51,635	51,635			51,635							30,722
Businessacquisitioncashacquiredadjustments									0				0							0
Business Combination, Consideration Transferred											51,635	104,915	30,722					30,722
Businessacquisitionconsiderationtransferedadjustments							0		0				0
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual						(20,100)													(39,000)
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual						(14,600)													(22,300)
Business Acquisition, Purchase Price Allocation, Current Assets, Prepaid Expense and Other Assets																																																						1,322	1,423	334	340		315
Businessacquisitionprepaidexpensesadjustments																										(31)																											(101)				25
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables																											365					10,100																							2,444		2,869			2,916	2,187		4	4	2,067	2,067				22,745		36,221						59,907	70,496	1,664	1,677
Businessacquisitionmortgagesreceivableadjustments																																							(1,660)																																						(10,589)			(13)
Businessacquisitionotherreceivables,net-adjustments																																																					(257)				(47)
Businessacquisitionduefromrelatedpartiesadjustments																																																														0			0
Businessacquisitionunsoldvacationinterestadjustments																															0																																						380		(5,783)
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment																				733	733			1,408								5,705	7,384																					15,564	19,544
Businessacquisitionpropertyandequipmentadjustments																				(675)											1,679																						(3,980)
Intangible assets													8,750		8,850	28,808	24,889			48,933	48,933			45,100							8,750	8,850		14,110	7,120		16,230	7,120	8,142	9,802		9,708	8,709		2,870	2,070	1,000	1,100	600	600	30	30		28,808	24,889												3,833	0					38,300	38,300	6,800	6,800
Businessacquisitionintangibleassetsadjustments													(100)	3,919						3,833											(100)					2,120		0			999			800			(100)		0		0		3,919														3,833						0		0
Business Acquisition, Purchase Price Allocation, Assets Acquired																															34,764	34,876																						136,332	146,974		87,044		89,704
Businessacquisitionassetsacquiredadjustments									776											11											(112)																						(10,642)				(2,660)
Business Acquisition, Purchase Price Allocation, Deferred Taxes Asset (Liability), Net, Noncurrent										8,567		0								13,010	13,010			13,453
Businessacquisitiondeferredtaxeliabilityadjustments									8,567											(443)
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net										8,652		7,876								1,747	1,747			1,736								30,722																						119,113	139,098		72,287	9,968	74,515
Business Combination, Bargain Purchase, Gain Recognized, Amount	0	51	20,610	14,329	0			14,329													20,741	14,329	0
Businessacquisitionpurchasepriceallocationassetsacquiredliabilitiesassumed,netdjustments																															0																						(19,985)				(2,228)
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents										2,515		2,517																	2,900	2,912		54	54
Businessacquisitionrestrictedcashadjustments																												(12)			0
Business Acquisition, Purchase Price Allocation, Liabilities Assumed												1,200						4,000							1,700							4,154	4,000
Businessacquisitionliabilitiesassumedadjustments																															$ (112)